GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in the net carrying amount of goodwill
Goodwill at beginning of period	₽ 38,675	₽ 39,107
Goodwill at end of period	38,041	38,675
Carrying value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	44,181	44,613
Acquisitions (Note 5)	282	105
Impairment (Note 23)	(1,281)
Disposal of VF Ukraine (Note 12)		(114)
Currency translation adjustment	365	(423)
Goodwill at end of period	44,828	44,181
Accumulated impairment
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(5,506)	(5,506)
Goodwill at end of period	(6,787)	(5,506)
Russia Convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	30,804	30,658
Goodwill at end of period	28,927	30,804
Russia Convergent | Carrying value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	32,270	32,124
Acquisitions (Note 5)		105
Reclassification (Note 6)	(1,877)
Impairment (Note 23)		41
Goodwill at end of period	30,393	32,270
Russia Convergent | Accumulated impairment
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,466)	(1,466)
Goodwill at end of period	(1,466)	(1,466)
Moscow Fixed Line
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,336	1,377
Goodwill at end of period	1,336	1,336
Moscow Fixed Line | Carrying value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,336	1,377
Impairment (Note 23)		(41)
Goodwill at end of period	1,336	1,336
Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	6,535	7,072
Goodwill at end of period	7,778	6,535
Other | Carrying value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	10,575	11,112
Acquisitions (Note 5)	282
Reclassification (Note 6)	1,877
Impairment (Note 23)	(1,281)
Disposal of VF Ukraine (Note 12)		(114)
Currency translation adjustment	365	(423)
Goodwill at end of period	13,099	10,575
Other | Accumulated impairment
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(4,040)	(4,040)
Goodwill at end of period	(5,321)	₽ (4,040)
Armenia
Change in the net carrying amount of goodwill
Impairment (Note 23)	3,516
Oblachnyi retail
Change in the net carrying amount of goodwill
Impairment (Note 23)	524
Ticketland and Ponominalu
Change in the net carrying amount of goodwill
Impairment (Note 23)	₽ 1,281